Retirement Plans and Benefits	12 Months Ended
Dec. 31, 2011
Retirement Plans and Benefits [Abstract]
Retirement Plans and Benefits

11. Retirement Plans and Benefits

Multiemployer Plans

The Company contributes to a number of multiemployer defined benefit pension plans under the terms of collective-bargaining agreements that cover certain union-represented employees. Currently, the Company has no intention to withdraw from these plans. The risks of participating in a multiemployer plan are different from single-employer plans in the following aspects:

a.	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b.	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c.	If a participating employer chooses to stop participating in a multiemployer plan, the employer may be required to pay the plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Employee Retirement Income Security Act of 1974 (“ERISA”), as amended by the Multi-Employer Pension Plan Amendments Act of 1980, imposes certain liabilities upon employers who are contributors to a multi-employer plan in the event of the employer’s withdrawal from, or upon termination of, such plan. The plans do not maintain information on the net assets and actuarial present value of the plans’ unfunded vested benefits allocable to the Company. As such, the amount, if any, for which the Company may be contingently liable, is not ascertainable at this time.

The majority of the Company’s unionized employees work in the building and construction industry (“B&C”), and therefore, the Company believes it satisfies the criteria for the B&C industry exception under ERISA for those multiemployer pension plans that primarily cover employees in the B&C industry. As a result, the Company does not expect to be assessed a withdrawal liability when it ceases making contributions to those plans after the completion of a project or projects, so long as it does not continue to perform work in the jurisdiction of the pension plan on a non-union basis. The applicability of the B&C industry proviso is fact specific, so there can be no assurance in any particular situation whether the B&C proviso applies or whether withdrawal liability will be assessed.

The Pension Protection Act of 2006 added new funding rules generally applicable to plan years beginning after 2007 for multiemployer plans that are classified as “endangered,” “seriously endangered,” or “critical” status. For a plan in endangered, seriously endangered or critical status, additional required contributions and benefit reductions may apply. A number of plans to which the Company’s business units contribute or may contribute in the future are in “endangered” or “critical” status. Certain of these plans may require additional contributions, generally in the form of a surcharge on future benefit contributions required for future work performed by union employees covered by these plans. The amount of additional funds, if any, that the Company may be obligated to contribute to these plans in the future cannot be estimated, as such amounts will likely be based on future levels of work that require the specific use of those union employees covered by these plans.

The following table contains a summary of plan information relating to the Company’s participation in multiemployer pension plans, including Company contributions for the last three years, status of the multiemployer plan, and whether the plan is subject to a funding improvement, rehabilitation plan or contribution surcharges. Information has been presented separately for individually significant plans (defined as plans that make up 70 to 80 percent of the total Company defined benefit contributions and any plan that exceeds individual contributions of $100 in any plan year presented).

Fund	EIN/PN	PPA Zone Status(1)	Plan Year End for Zone Status	Subject to Funding Improvement/ Rehabilitation Plan (2)	2011 Contributions	2010 Contributions	2009 Contributions	Surcha-rge Impose	Expiration Date of Collective Bargaining Agreement
Boilermaker-Blacksmith National Pension Trust	48-6168020/ 001	Yellow	12/31/2011	Yes	$3,759	$3,797	$2,790	No	12/31/2013

Excavators Union Local 731 Pension Fund	13-1809825/ 001	Green	12/31/2011	No	$1,135	$376	$—	No	6/30/2012

Laborers Local Union No 1298 of Nassau & Suffolk Counties	11-1970385/ 001	Yellow	6/30/2011	Yes	$1,071	$—	$—	No	5/31/2012

I.B.E.W. Local 25 Pension Fund	11-6038558/ 001	Green	12/31/2011	No	$750	$44	$—	No	4/26/2013

Pennsylvania Heavy and Highway Contractors Pension Trust	23-6531755/ 001	Green	12/31/2011	No	$625	$311	$—	No	Not Available

I.B.E.W. Local 1249 Pension Plan	15-6035161/ 001	Red	12/31/2011	Yes	$525	$604	$—	No	5/3/2013

Plumbers and Pipefitters National Pension Fd	52-6152779/ 001	Yellow	6/30/2011	Yes	$431	$324	$269	No	8/31/2012

Central Pension Fund of the International Union of Operating Engineers and Participating Employers	36-6052390/ 001	Green	1/31/2011	No	$368	$48	$—	No	5/31/2015

Local 282 Pension Trust Fund	11-6245313/ 001	Green	2/28/2011	No	$153	$48	$—	No	6/30/2016

Pension Plan of Steamfitters Pension Fund 475	22-6029738/ 001	Yellow	12/31/2011	Yes	$81	$202	$16	No	4/30/2013

Central Pension Fund of the IUOE and Participating Employers	36-6052390/ 001	Green	1/31/2011	No	$45	$202	$19	No	5/31/2013

Laborers National Pension Fund	75-1280827/ 001	Green	12/31/2011	No	$6	$15	$225	No	5/31/2012

Plumbers & Steamfitters Local Union #248 Pension Plan	31-1017514/ 001	Green	3/31/2011	No	$—	$—	$611	No	5/31/2012

The California Ironworkers Field Pension Trust	95-6042866/ 001	Yellow	5/31/2011	Yes	$—	$133	$35	No	6/30/2012

Other Funds					$524	$759	$402

Total Contributions:					$9,473	$6,863	$4,367

(1)

The zone status is based on information that Company received from the plan as well as publicly available information per the Department of Labor website and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65 percent funded, plans in the yellow zone are less than 80 percent funded, and plans in the green zone are at least 80 percent funded.

(2)	The “Subject to Financial Improvement / Rehabilitation Plan” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented. The last column lists the expiration date(s) of the collective-bargaining agreement(s) to which the plans are subject.

Based upon the most recent and available plan financial information, the Company did not make any contributions that represented more than 5 percent of total plan contributions in any of the plan years presented above.

Defined Contribution Plans

In addition to the contributions noted above to multiemployer defined benefit pension plans, the Company also makes contributions to defined contribution plans. Contributions to all defined contribution plans were $6,235, $6,198 and $4,864 for the years ended December 31, 2011, 2010 and 2009, respectively. The zone status outlined above does not apply to defined contribution plans.